SHARE-BASED COMPENSATION - Restricted ordinary shares, compensation expenses (Details) - Restricted ordinary shares - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses	¥ 125,027	¥ 67,026	¥ 13,809
Research and Development Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses	8,618
General and Administrative Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses	112,218	¥ 67,026	¥ 13,809
Selling and Marketing Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses	¥ 4,191